SHARE-BASED COMPENSATION (Details Narrative) - 2018 Long Term Incentive Plan [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance			5,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 16.3	$ 11.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	2 years 1 month 6 days	1 year 9 months 18 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years